RATE SHEET SUPPLEMENT
DATED March 1, 2026 TO THE PROSPECTUS DATED MAY 1, 2025 FOR
PRINCIPAL® STRATEGIC INCOME

We are issuing this Rate Sheet Supplement (this “Supplement”) to provide the Initial Secure Income Percentages and Secure Income Deferral Credit percentage (the “Secure Income Percentages”) we will be offering during the period set forth below. This Supplement replaces and supersedes any previous Rate Sheet Supplement to the Principal® Strategic Income prospectus. When delivered in connection with the offer or sale of a new Contract, the prospectus must be accompanied by this Supplement.
The Secure Income Percentages set forth below apply to applications signed between March 1, 2026 and March 31, 2026. The Secure Income Percentages may be different than those listed below for applications signed after March 31, 2026. For that reason, it is important you have the Rate Sheet Supplement with the most current Secure Income Percentages as of the date you sign the application.

Secure Income Percentages for Level Income Option:

Single Payout Rates
Level			Tiered
Age	Beginning Income Rate	Deferral Credits	Age	High Rate	Low Rate	High Deferral Credits	Low Deferral Credits
45	3.85%	0.30%	45	5.35%	2.60%	0.30%	0.30%
46	3.95%	0.30%	46	5.45%	2.60%	0.30%	0.30%
47	4.05%	0.30%	47	5.55%	2.60%	0.30%	0.30%
48	4.15%	0.30%	48	5.65%	2.60%	0.30%	0.30%
49	4.25%	0.30%	49	5.75%	2.60%	0.30%	0.30%
50	4.35%	0.30%	50	5.85%	2.60%	0.30%	0.30%
51	4.45%	0.30%	51	5.95%	2.60%	0.30%	0.30%
52	4.55%	0.30%	52	6.05%	2.60%	0.30%	0.30%
53	4.65%	0.30%	53	6.15%	2.60%	0.30%	0.30%
54	4.75%	0.30%	54	6.25%	2.60%	0.30%	0.30%
55	4.85%	0.35%	55	6.35%	2.60%	0.35%	0.35%
56	4.95%	0.35%	56	6.45%	2.70%	0.35%	0.35%
57	5.05%	0.35%	57	6.55%	2.80%	0.35%	0.35%
58	5.15%	0.35%	58	6.65%	2.90%	0.35%	0.35%
59	5.25%	0.35%	59	6.75%	3.00%	0.35%	0.35%
60	5.35%	0.35%	60	6.85%	3.10%	0.35%	0.35%
61	5.45%	0.35%	61	6.95%	3.20%	0.35%	0.35%
62	5.55%	0.35%	62	7.05%	3.30%	0.35%	0.35%
63	5.65%	0.35%	63	7.15%	3.40%	0.35%	0.35%
64	5.75%	0.35%	64	7.25%	3.50%	0.35%	0.35%
65	5.85%	0.40%	65	7.35%	3.60%	0.40%	0.40%
66	5.95%	0.40%	66	7.45%	3.70%	0.40%	0.40%
67	6.05%	0.40%	67	7.55%	3.80%	0.40%	0.40%
68	6.15%	0.40%	68	7.65%	3.90%	0.40%	0.40%
69	6.25%	0.40%	69	7.75%	4.00%	0.40%	0.40%
70	6.35%	0.45%	70	7.85%	4.10%	0.45%	0.45%
71	6.45%	0.45%	71	7.85%	4.10%	0.45%	0.45%
72	6.55%	0.45%	72	7.85%	4.10%	0.45%	0.45%

73	6.65%	0.45%	73	7.85%	4.10%	0.45%	0.45%
74	6.75%	0.45%	74	7.85%	4.10%	0.45%	0.45%
75+	6.85%	0.50%	75+	7.85%	4.10%	0.50%	0.50%

Joint Payout Rates
Level			Tiered
Age	Beginning Income Rate	Deferral Credits	Age	High Rate	Low Rate	High Deferral Credits	Low Deferral Credits
45	3.35%	0.30%	45	4.85%	2.10%	0.30%	0.30%
46	3.45%	0.30%	46	4.95%	2.10%	0.30%	0.30%
47	3.55%	0.30%	47	5.05%	2.10%	0.30%	0.30%
48	3.65%	0.30%	48	5.15%	2.10%	0.30%	0.30%
49	3.75%	0.30%	49	5.25%	2.10%	0.30%	0.30%
50	3.85%	0.30%	50	5.35%	2.10%	0.30%	0.30%
51	3.95%	0.30%	51	5.45%	2.10%	0.30%	0.30%
52	4.05%	0.30%	52	5.55%	2.10%	0.30%	0.30%
53	4.15%	0.30%	53	5.65%	2.10%	0.30%	0.30%
54	4.25%	0.30%	54	5.75%	2.10%	0.30%	0.30%
55	4.35%	0.35%	55	5.85%	2.10%	0.35%	0.35%
56	4.45%	0.35%	56	5.95%	2.20%	0.35%	0.35%
57	4.55%	0.35%	57	6.05%	2.30%	0.35%	0.35%
58	4.65%	0.35%	58	6.15%	2.40%	0.35%	0.35%
59	4.75%	0.35%	59	6.25%	2.50%	0.35%	0.35%
60	4.85%	0.35%	60	6.35%	2.60%	0.35%	0.35%
61	4.95%	0.35%	61	6.45%	2.70%	0.35%	0.35%
62	5.05%	0.35%	62	6.55%	2.80%	0.35%	0.35%
63	5.15%	0.35%	63	6.65%	2.90%	0.35%	0.35%
64	5.25%	0.35%	64	6.75%	3.00%	0.35%	0.35%
65	5.35%	0.40%	65	6.85%	3.10%	0.40%	0.40%
66	5.45%	0.40%	66	6.95%	3.20%	0.40%	0.40%
67	5.55%	0.40%	67	7.05%	3.30%	0.40%	0.40%
68	5.65%	0.40%	68	7.15%	3.40%	0.40%	0.40%
69	5.75%	0.40%	69	7.25%	3.50%	0.40%	0.40%
70	5.85%	0.45%	70	7.35%	3.60%	0.45%	0.45%
71	5.95%	0.45%	71	7.35%	3.60%	0.45%	0.45%
72	6.05%	0.45%	72	7.35%	3.60%	0.45%	0.45%
73	6.15%	0.45%	73	7.35%	3.60%	0.45%	0.45%
74	6.25%	0.45%	74	7.35%	3.60%	0.45%	0.45%
75+	6.35%	0.50%	75+	7.35%	3.60%	0.50%	0.50%

Determining Secure Income Percentages
The Secure Income Percentages for your Contract will be determined as described in this paragraph so long as you satisfy the guidelines on submitting your application that are described in the prospectus. The Secure Income Percentages in effect on the date you sign the application will apply to your Contract except in the following situation:
If the Initial Secure Income Percentage or Secure Income Deferral Credit percentage in effect on the date we receive your Premium Payment has increased from that in effect on the date you signed your application, you will receive the Initial Secure Income Percentage, and Secure Income Deferral Credit percentage in effect on the date we receive your Premium Payment, provided that neither the Initial Secure Income Percentage nor Secure Income Deferral Credit percentage has decreased during that time.
The Secure Income Percentages applicable to your Contract will not change for the life of your Contract.
For more information regarding the Initial Secure Income Percentages and Secure Income Deferral Credit, see the prospectus.
This Supplement should be read and retained with the prospectus for Principal® Strategic Income. If you would like another copy of the prospectus or a prior Rate Sheet Supplement, write us at Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382 or call us at 1-800-852-4450 to request a free copy. Rate Sheet Supplements are also available at www.principal.com/individuals/invest-retire/annuities, as well as on the Securities and Exchange Commission’s EDGAR system at www.sec.gov (EDGAR Contract ID No. C000248009). Certain terms used in this Supplement have special meanings. If a term is not defined in this Supplement, it has the meaning given to it in the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND
RETAINED FOR FUTURE REFERENCE

Principal Financial Group
P.O. Box 9382
Des Moines, Iowa 50306-9382
1-800-852-4450

3